Critical Accounting Judgements, Estimates and Assumptions - Additional Information (Detail)	12 Months Ended
Jun. 30, 2021
Disclosure of significant accounting judgments assumptions and estimates [abstract]
Percentage milestone trigger to account cost of asset conferred under license agreement	50.00%